INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS - Non-marketable equity securities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Total Investments in non-marketable equity securities	$ 836.6	$ 90.7
ClickHouse Inc
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Total Investments in non-marketable equity securities	737.1	89.7
Toloka Group, Inc
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Total Investments in non-marketable equity securities	97.0
Other
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Total Investments in non-marketable equity securities	$ 2.5	$ 1.0